Stock-Based Compensation - TDS Consolidated (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock based compensation
Stock-based compensation expense	$ 54	$ 46	$ 42
Income tax benefit	(14)	(17)	(16)
Total stock-based compensation expense, net of income taxes	40	29	26
Unrecognized compensation cost for all stock-based compensation awards	$ 52
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	1 year 8 months 12 days
Tax benefit from exercise of stock options and other awards	$ 15
Selling, general and administrative expense
Stock based compensation
Stock-based compensation expense	49	42	39
Cost of services expense
Stock based compensation
Stock-based compensation expense	5	4	3
Long-Term Incentive Plans | Stock Options
Stock based compensation
Stock-based compensation expense	5	10	16
Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation
Stock-based compensation expense	30	29	24
Long-Term Incentive Plans | Performance Shares
Stock based compensation
Stock-based compensation expense	17	5	0
Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock based compensation
Stock-based compensation expense	0	1	1
Non-Employee Directors' Plan
Stock based compensation
Stock-based compensation expense	$ 2	$ 1	$ 1